Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments - Summary of Contractual Delinquency Information (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans and leases	$ 2,216,499	$ 2,148,011	$ 1,717,509	$ 1,345,437
Commercial Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans and leases	861,885	796,344	570,823	533,695
Residential Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans and leases	582,662	610,738	626,978	484,335
Construction, Land Development, and Other Land
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans and leases	94,304	140,766	111,908	40,232
Commercial and Industrial
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans and leases	502,055	438,238	251,270	165,696
Installment and Other
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans and leases	3,252	2,959	1,973	1,926
Lease Financing Receivables
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans and leases	172,341	158,966	$ 154,557	119,553
Loans Excluding Acquired Impaired Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	20,273	20,882		9,582
Non-accrual	15,121	6,784		7,402
Current	1,853,626	1,723,092		848,944
Total loans and leases	1,873,899	1,743,974		858,526
Loans Excluding Acquired Impaired Loans | 30-59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	3,592	12,686		1,670
Loans Excluding Acquired Impaired Loans | 60-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1,560	1,412		510
Loans Excluding Acquired Impaired Loans | Commercial Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	9,618	7,527		3,179
Non-accrual	8,672	3,935		3,179
Current	679,161	581,514		286,553
Total loans and leases	688,779	589,041		289,732
Loans Excluding Acquired Impaired Loans | Commercial Real Estate | 30-59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	350	2,944
Loans Excluding Acquired Impaired Loans | Commercial Real Estate | 60-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	596	648
Loans Excluding Acquired Impaired Loans | Residential Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	2,072	1,361		3,168
Non-accrual	1,852	1,118		2,999
Current	428,441	433,660		257,428
Total loans and leases	430,513	435,021		260,596
Loans Excluding Acquired Impaired Loans | Residential Real Estate | 30-59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		243		74
Loans Excluding Acquired Impaired Loans | Residential Real Estate | 60-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	220			95
Loans Excluding Acquired Impaired Loans | Construction, Land Development, and Other Land
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	565	1,363		208
Non-accrual	565			208
Current	88,315	132,424		31,390
Total loans and leases	88,880	133,787		31,598
Loans Excluding Acquired Impaired Loans | Construction, Land Development, and Other Land | 30-59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		1,363
Loans Excluding Acquired Impaired Loans | Commercial and Industrial
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	6,198	7,398		251
Non-accrual	3,537	958		251
Current	484,424	417,376		155,875
Total loans and leases	490,622	424,774		156,126
Loans Excluding Acquired Impaired Loans | Commercial and Industrial | 30-59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	2,245	6,066
Loans Excluding Acquired Impaired Loans | Commercial and Industrial | 60-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	416	374
Loans Excluding Acquired Impaired Loans | Installment and Other
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	2	328		328
Non-accrual		328		327
Current	2,762	2,057		593
Total loans and leases	2,764	2,385		921
Loans Excluding Acquired Impaired Loans | Installment and Other | 30-59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	2
Loans Excluding Acquired Impaired Loans | Installment and Other | 60-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due				1
Loans Excluding Acquired Impaired Loans | Lease Financing Receivables
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1,818	2,905		2,448
Non-accrual	495	445		438
Current	170,523	156,061		117,105
Total loans and leases	172,341	158,966		119,553
Loans Excluding Acquired Impaired Loans | Lease Financing Receivables | 30-59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	995	2,070		1,596
Loans Excluding Acquired Impaired Loans | Lease Financing Receivables | 60-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	$ 328	$ 390		$ 414